HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Balance, beginning of period	$ 112,516
Balance, end of period	129,970	$ 112,516
Assets held for sale
Disclosure of financial assets [line items]
Balance, beginning of period	576	10,510
Reclassification to assets held for sale, net	877	1,208
Disposals	(326)	(11,110)
Fair value adjustments	(42)	261
Foreign currency translation	1	(290)
Acquisition of Foreign Investments	47	0
Other	(3)	(3)
Balance, end of period	$ 1,130	$ 576